Fair Value of Financial Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash and due from banks	$ 77,564	$ 68,773
Interest-earning bank balances	92,052	51,049
Investment securities available for sale	443,182	515,545
Investment securities held to maturity	912	1,344
Loans held-for-sale	21,922	23,192
Restricted equity investments	17,886	15,826
LIABILITIES
Saving Deposits	264,155	262,044
Time deposits	697,886
Securities sold under agreements to repurchase - customers	1,968	5,668
Securities sold under agreements to repurchase - FHLBNY		15,000
Junior subordinated debentures	92,786	92,786
Carrying Amount [Member]
Assets:
Cash and due from banks	77,564	68,773
Interest-earning bank balances	92,052	51,049
Investment securities available for sale	443,182	515,545
Investment securities held to maturity	912	1,344
Loans receivable, net	2,203,307	2,215,785
Loans held-for-sale	123,005	23,192
Hedged commercial loans	26,980	33,670
Restricted equity investments	17,886	15,826
Interest rate lock commitments on residential mortgages	847
LIABILITIES
Demand Deposit	1,751,183	1,772,386
Saving Deposits	264,155	262,044
Time deposits	697,886	633,547
Securities sold under agreements to repurchase - customers	1,968	5,668
Advances from FHLBNY	61,415	2,733
Securities sold under agreements to repurchase - FHLBNY		15,000
Junior subordinated debentures	92,786	92,786
Fair Value Interest Rate Swaps	3,503	4,489
Carrying Amount [Member] | Interest rate swaps [Member]
Interest Rate Lock Commitments on Residential Mortgages
Interest Rate Derivative Assets, at Fair Value	40,594	50,355
LIABILITIES
Fair value interest rate swaps	40,646	50,462
Carrying Amount [Member] | Interest rate floor [Member]
Interest Rate Lock Commitments on Residential Mortgages
Interest Rate Derivative Assets, at Fair Value	275	360
LIABILITIES
Fair value interest rate swaps	275	360
Estimated Fair Value [Member]
Assets:
Cash and due from banks	77,564	68,773
Interest-earning bank balances	92,052	51,049
Investment securities available for sale	443,182	515,545
Investment securities held to maturity	960	1,413
Loans receivable, net	2,055,025	2,031,013
Loans held-for-sale	123,005	23,287
Hedged commercial loans	30,477	38,148
Restricted equity investments	17,886	15,826
Interest rate lock commitments on residential mortgages	847
LIABILITIES
Demand Deposit	1,729,671	1,797,554
Saving Deposits	262,636	264,469
Time deposits	695,093	638,036
Securities sold under agreements to repurchase - customers	1,968	5,668
Advances from FHLBNY	62,784	3,017
Securities sold under agreements to repurchase - FHLBNY		15,382
Junior subordinated debentures	57,072	46,973
Fair Value Interest Rate Swaps	3,503	4,489
Estimated Fair Value [Member] | Interest rate swaps [Member]
Interest Rate Lock Commitments on Residential Mortgages
Interest Rate Derivative Assets, at Fair Value	40,594	50,355
LIABILITIES
Fair value interest rate swaps	40,646	50,462
Estimated Fair Value [Member] | Interest rate floor [Member]
Interest Rate Lock Commitments on Residential Mortgages
Interest Rate Derivative Assets, at Fair Value	275	360
LIABILITIES
Fair value interest rate swaps	$ 275	$ 360